UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments

January 31, 2019 (Unaudited)

Schedule of Investments LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Common Stock (99.5%)
Aerospace & Defense (1.8%)
Raytheon	5,200	$857
United Technologies	5,700	673

		1,530

Agricultural Products (0.6%)
Ingredion	5,300	525

Automotive (0.7%)
Cooper-Standard Holdings*	3,300	253
Toyota Motor ADR	2,900	357

		610

Automotive Retail (1.5%)
AutoZone*	1,200	1,017
Murphy USA*	3,300	243

		1,260

Banks (4.0%)
Bank of Montreal	9,400	688
Bank of Nova Scotia	7,900	450
Canadian Imperial Bank of Commerce	6,900	585
National Bank of Canada	4,700	221
PNC Financial Services Group	4,600	564
Toronto-Dominion Bank	7,700	434
US Bancorp	8,200	419

		3,361

Biotechnology (1.7%)
Amgen	4,800	898
Gilead Sciences	7,600	532

		1,430

Cable & Satellite (0.4%)
Cogeco Communications	6,400	365

Chemicals (0.6%)
Eastman Chemical	6,720	542

Commercial Services (0.9%)
Sykes Enterprises*	8,400	232
Western Union	27,700	505

		737

Computers & Peripherals (0.5%)
Canon ADR	13,800	398

Computers & Services (3.3%)
Apple	11,100	1,848
Oracle	19,100	959

		2,807

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Consumer Staples (0.7%)
Kimberly-Clark	5,200	$579

Drug Retail (1.9%)
Walgreens Boots Alliance	21,900	1,582

Electrical Components & Equipment (0.8%)
Eaton	9,100	694

Electrical Services (9.9%)
Ameren	14,500	1,005
American Electric Power	6,100	483
Edison International	11,300	644
Entergy	20,900	1,864
Exelon	39,100	1,867
FirstEnergy	25,700	1,007
Public Service Enterprise Group	26,500	1,446

		8,316

Environmental & Facilities Services (2.4%)
Republic Services, Cl A	14,200	1,089
Waste Management	9,700	928

		2,017

Food, Beverage & Tobacco (5.0%)
Altria Group	22,400	1,106
JM Smucker	11,300	1,185
Kellogg	6,700	395
Tyson Foods, Cl A	24,100	1,492

		4,178

General Merchandise Stores (3.2%)
Canadian Tire, Cl A	4,000	455
Dollar General	2,400	277
Target	27,000	1,971

		2,703

Health Care Facilities (1.4%)
HCA Holdings	8,200	1,143

Health Care REIT’s (1.2%)
Medical Properties Trust	20,800	379
National Health Investors	2,900	241
Senior Housing Properties Trust	25,500	351

		971

Health Care Services (0.2%)
Cigna	755	151

Homefurnishing Retail (0.1%)
Bed Bath & Beyond	3,500	53

Schedule of Investments

January 31, 2019 (Unaudited)

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Hotel & Resort REIT’s (0.4%)
Apple Hospitality REIT	22,100	$363

Insurance (7.8%)
Aflac	21,800	1,040
Allstate	16,200	1,424
American Financial Group	5,800	553
Axis Capital Holdings	5,400	289
Berkshire Hathaway, Cl B*	10,100	2,076
Loblaw	10,100	489
Travelers	5,400	678

		6,549

IT Consulting & Other Services (3.1%)
Amdocs	23,300	1,302
International Business Machines	9,500	1,277

		2,579

Machinery (0.8%)
Allison Transmission
Holdings	14,000	681

Media & Entertainment (1.4%)
Comcast, Cl A	31,500	1,152

Mortgage REIT’s (3.0%)
Annaly Capital Management	107,500	1,122
Chimera Investment	23,700	451
Starwood Property Trust	19,000	420
Two Harbors Investment	35,500	518

		2,511

Multimedia (0.7%)
Walt Disney	5,300	591

Office REIT’s (0.6%)
Piedmont Office Realty Trust, Cl A	25,200	488

Paper Packaging (0.9%)
Sonoco Products	13,900	800

Petroleum & Fuel Products (3.5%)
ExxonMobil	16,600	1,216
Phillips 66	9,800	935
Valero Energy	9,300	817

		2,968

Pharmaceuticals (11.2%)
Eli Lilly	13,200	1,582
GlaxoSmithKline ADR	14,900	584
Johnson & Johnson	17,700	2,355
Merck	24,300	1,809
Pfizer	61,900	2,628

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Pharmaceuticals (continued)
Sanofi ADR	10,200	$443

		9,401

Reinsurance (1.1%)
Everest Re Group	2,500	548
Reinsurance Group of America, Cl A	2,700	390

		938

Retail (4.5%)
George Weston	1,364	99
Kohl’s	5,000	343
Kroger	27,600	782
Sally Beauty Holdings*	23,500	405
Walmart	22,100	2,118

		3,747

Retail REIT’s (0.6%)
Retail Properties of America, Cl A	38,200	483

Semi-Conductors/Instruments (2.9%)
Intel	43,600	2,054
KLA-Tencor	3,600	384

		2,438

Specialized REIT’s (1.3%)
Gaming and Leisure Properties	11,900	446
Omega Healthcare Investors	15,900	639

		1,085

Telephones & Telecommunications (11.8%)
AT&T	42,700	1,284
China Telecom ADR	12,200	666
Cisco Systems	52,400	2,478
Corning	13,600	452
F5 Networks*	4,900	789
Motorola Solutions	6,700	783
Nippon Telegraph & Telephone ADR	18,100	779
TELUS	11,600	406
Verizon Communications	40,800	2,246

		9,883

Schedule of Investments

January 31, 2019 (Unaudited)

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Wireless Telecommunication Services (1.1%)
China Mobile ADR	17,400	$913

TOTAL COMMON STOCK (Cost $76,370)		83,522

Total Investments – 99.5% (Cost $76,370)		$83,522

Percentages are based on Net Assets of $83,948 (000).

*    Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

As of January 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 —Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-007-1000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 28, 2019